other long-term assets	6 Months Ended
Jun. 30, 2022
other long-term assets
other long-term assets
20	other long-term assets

		June 30,	December 31,
As at (millions)	Note	2022	2021
Pension assets	15	$522	$453
Unbilled customer finance receivables	4(a)	514	545
Derivative assets	4(d)	224	76
Deferred income taxes		16	35
Costs incurred to obtain or fulfill contracts with customers		110	109
Real estate joint venture advances	21(b)	114	114
Investment in real estate joint venture	21(b)	1	1
Investment in associates	21	95	100
Portfolio investments [1]
At fair value through net income		22	26
At fair value through other comprehensive income		407	370
Investment in Lifeworks Inc. [2]	18(c)	212	—
Prepaid maintenance		65	62
Refundable security deposits and other		126	113
		$2,428	$2,004

1	Fair value measured at reporting date using significant other observable inputs (Level 2).
2	Fair value measured at reporting date for identical item in an active market (Level 1).

The costs incurred to obtain and fulfill contracts with customers are set out in the following table:

Periods ended June 30, 2022 (millions)	Three months			Six months
	Costs incurred to			Costs incurred to
	Obtain			Obtain
	contracts with	Fulfill contracts		contracts with	Fulfill contracts
	customers	with customers	Total	customers	with customers	Total
Balance, beginning of period	$329	$6	$335	$336	$6	$342
Additions	75	—	75	135	1	136
Amortization	(67)	—	(67)	(134)	(1)	(135)
Balance, end of period	$337	$6	$343	$337	$6	$343
Current [1]				$230	$3	$233
Non-current				107	3	110
				$337	$6	$343

1	Presented in the Consolidated statements of financial position in prepaid expenses.